Shareholder Report, Line Graph (Details) - USD ($)	1 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
C000009596
Account Value [Line Items]
Line Graph and Table Measure Name	Sit Balanced Fund
Account Value	$ 23,958	$ 20,300	$ 16,552	$ 20,911	$ 17,850	$ 14,783	$ 12,249	$ 12,593	$ 10,695		$ 10,225	$ 10,000
C000009600
Account Value [Line Items]
Line Graph and Table Measure Name	Sit Dividend Growth Fund - Class I
Account Value	$ 28,168	23,815	20,729	23,543	18,396	16,141	12,503	13,382	11,129		10,051	10,000
C000033658
Account Value [Line Items]
Line Graph and Table Measure Name	Sit Dividend Growth Fund - Class S
Account Value	$ 27,462	23,290	20,319	23,141	18,126	15,947	12,377	13,278	11,077		10,025	10,000
C000069003
Account Value [Line Items]
Line Graph and Table Measure Name	Sit Global Dividend Growth Fund - Class I
Account Value	$ 24,093	20,626	16,753	20,440	16,539	14,257	11,253	12,452	10,398		9,907	10,000
C000071096
Account Value [Line Items]
Line Graph and Table Measure Name	Sit Global Dividend Growth Fund - Class S
Account Value	$ 23,490	20,162	16,421	20,090	16,299	14,078	11,137	12,365	10,344		9,879	10,000
C000170242
Account Value [Line Items]
Line Graph and Table Measure Name	Sit ESG Growth Fund - Class I
Account Value	$ 24,715	20,559	16,230	20,546	17,129	14,779	11,692	12,620	10,201	$ 10,000
C000170243
Account Value [Line Items]
Line Graph and Table Measure Name	Sit ESG Growth Fund - Class S
Account Value	$ 24,186	20,163	15,958	20,263	16,933	14,645	11,617	12,580	10,188	10,000
C000153295
Account Value [Line Items]
Line Graph and Table Measure Name	Sit Small Cap Dividend Growth Fund - Class I
Account Value	$ 21,458	18,582	16,090	19,403	15,701	13,512	10,630	12,818	11,274		9,349
C000153296
Account Value [Line Items]
Line Graph and Table Measure Name	Sit Small Cap Dividend Growth Fund - Class S
Account Value	$ 20,944	18,169	15,770	19,081	15,479	13,344	10,532	12,733	11,226		9,331
C000009598
Account Value [Line Items]
Line Graph and Table Measure Name	Sit Small Cap Growth Fund
Account Value	$ 20,977	18,486	15,823	21,254	18,285	13,452	10,414	11,663	10,080		9,734	10,000
C000009595
Account Value [Line Items]
Line Graph and Table Measure Name	Sit International Growth Fund
Account Value	$ 16,803	15,919	13,270	17,019	15,213	12,824	10,164	12,139	9,788		10,486	10,000
C000009597
Account Value [Line Items]
Line Graph and Table Measure Name	Sit Developing Markets Growth Fund
Account Value	$ 14,444	12,712	11,844	14,301	15,692	12,743	10,640	12,481	8,714		8,412	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	11,432	11,291	10,699	12,299	12,492	11,620	10,688	10,687	10,321		10,055	10,000
S&P 500® Index
Account Value [Line Items]
Account Value	34,254	27,399	21,696	26,494	20,585	17,386	13,223	13,829	11,351		10,138	10,000
S&P 500® Index
Account Value [Line Items]
Account Value	34,254	27,399	21,696	26,494	20,585	17,386	13,223	13,829	11,351		10,138	10,000
MSCI World Index
Account Value [Line Items]
Account Value	25,812	21,751	17,571	21,465	17,621	15,203	11,908	13,045	10,657		9,913	10,000
MSCI World Index
Account Value [Line Items]
Account Value	25,812	21,751	17,571	21,465	17,621	15,203	11,908	13,045	10,657		9,913	10,000
MSCI World Index
Account Value [Line Items]
Account Value	25,869	21,799	17,610	21,513	17,660	15,237	11,935	13,074	10,681	10,000
MSCI World Index
Account Value [Line Items]
Account Value	25,869	21,799	17,610	21,513	17,660	15,237	11,935	13,074	10,681	$ 10,000
Russell 3000® Index
Account Value [Line Items]
Account Value	32,027	25,868	20,537	25,420	20,229	16,734	12,772	13,478	11,127		9,870
Russell 3000® Index
Account Value [Line Items]
Account Value	32,027	25,868	20,537	25,420	20,229	16,734	12,772	13,478	11,127		9,870
Russell 3000® Index
Account Value [Line Items]
Account Value	32,604	26,334	20,907	25,877	20,593	17,035	13,002	13,721	11,327		10,048	10,000
MSCI EAFE Index
Account Value [Line Items]
Account Value	16,598	15,987	13,521	15,805	14,205	13,176	10,798	12,526	10,018		9,919	10,000
MSCI Emerging Markets Index
Account Value [Line Items]
Account Value	11,246	10,705	10,001	12,883	13,503	11,656	10,098	12,114	9,017		8,304	10,000
S&P 500® Index
Account Value [Line Items]
Account Value	34,254	27,399	21,696	26,494	20,585	17,386	13,223	13,829	11,351		10,138	10,000
Russell 2000® Index
Account Value [Line Items]
Account Value	20,345	18,241	15,600	19,607	17,076	14,235	11,340	12,744	11,116		9,163
Russell 2000® Index
Account Value [Line Items]
Account Value	20,345	18,241	15,600	19,607	17,076	14,235	11,340	12,744	11,116		9,163
Russell 2000® Growth Index
Account Value [Line Items]
Account Value	$ 21,772	$ 18,906	$ 15,933	$ 21,636	$ 21,040	$ 15,628	$ 12,163	$ 13,411	$ 10,978		$ 9,862	$ 10,000